Debentures (Details 1) $ in Thousands	Dec. 31, 2020 CAD ($)
Debentures Details1 [Line Items]
2021	$ 2,054
2022	2,183
2023	19,971
2024	19,234
Long-term debentures due and payable	43,442
Principal component of quarterly payment [member]
Debentures Details1 [Line Items]
2021	2,054
2022	2,183
2023	3,294
2024	941
Long-term debentures due and payable	8,472
Principal due on maturity [member]
Debentures Details1 [Line Items]
2023	16,677
2024	18,293
Long-term debentures due and payable	$ 34,970